Reinsurance	12 Months Ended
Dec. 31, 2013
Reinsurance

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE IV—REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies(1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2013
Life insurance in force	$37,835,153	$10,303,425	$578,980	$28,110,708	2.1%

Premiums and contract charges:
Life insurance	$140,834	$25,564	$835	$116,105	0.7%
Accident and health insurance	14,359	1,537	—	12,822	—%

Total premiums and contract charges	$155,193	$27,101	$835	$128,927	0.6%

Year ended December 31, 2012
Life insurance in force	$36,532,268	$16,858,998	$602,378	$20,275,648	3.0%

Premiums and contract charges:
Life insurance	$138,973	$57,654	$849	$82,168	1.0%
Accident and health insurance	13,224	1,667	—	11,557	—%

Total premiums and contract charges	$152,197	$59,321	$849	$93,725	0.9%

Year ended December 31, 2011
Life insurance in force	$35,166,813	$16,567,759	$623,979	$19,223,033	3.2%

Premiums and contract charges:
Life insurance	$143,652	$56,534	$889	$88,007	1.0%
Accident and health insurance	12,478	1,834	—	10,644	—%

Total premiums and contract charges	$156,130	$58,368	$889	$98,651	0.9%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2013, 2012 or 2011.